Derivative financial instruments (Analysis of contractual cash inflows (outflows) of major derivative financial instruments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	¥ 722,211	¥ 184,733
Derivative financial liabilities, Carrying amounts	(140,357)	(295,001)
Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	669,959	184,458
Derivative financial liabilities, Carrying amounts	(16,328)	(45,111)
Derivative financial assets (net settlement), Contractual cash flows	669,959	184,458
Derivative financial liabilities (net settlement), Contractual cash flows	(16,328)	(45,111)
Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	52,252	275
Derivative financial liabilities, Carrying amounts	(14,201)	(68,853)
Derivative financial assets - inflows, Contractual cash flows	4,747,875	304,090
Derivative financial assets - outflows, Contractual cash flows	(4,665,114)	(303,780)
Derivative financial assets (net settlement), Contractual cash flows	82,761	310
Derivative financial liabilities - inflows, Contractual cash flows	1,521,083	1,918,752
Derivative financial liabilities - outflows, Contractual cash flows	(1,536,817)	(1,986,755)
Derivative financial liabilities (net settlement), Contractual cash flows	(15,734)	(68,003)
Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	(109,828)	(181,037)
Derivative financial liabilities (net settlement), Contractual cash flows	(150,323)	(230,534)
Within 1 year [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	649,443	109,907
Derivative financial liabilities (net settlement), Contractual cash flows	(11,945)	(34,753)
Within 1 year [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	634,806	302,424
Derivative financial assets - outflows, Contractual cash flows	(632,358)	(302,120)
Derivative financial assets (net settlement), Contractual cash flows	2,448	304
Derivative financial liabilities - inflows, Contractual cash flows	1,198,204	1,498,700
Derivative financial liabilities - outflows, Contractual cash flows	(1,212,445)	(1,549,515)
Derivative financial liabilities (net settlement), Contractual cash flows	(14,241)	(50,815)
Within 1 year [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(32,683)	(37,564)
Cash flows, Between 1 and 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	20,516	74,551
Derivative financial liabilities (net settlement), Contractual cash flows	(4,383)	(10,358)
Cash flows, Between 1 and 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	4,113,069	1,666
Derivative financial assets - outflows, Contractual cash flows	(4,032,756)	(1,660)
Derivative financial assets (net settlement), Contractual cash flows	80,313	6
Derivative financial liabilities - inflows, Contractual cash flows	322,879	420,052
Derivative financial liabilities - outflows, Contractual cash flows	(324,372)	(437,240)
Derivative financial liabilities (net settlement), Contractual cash flows	(1,493)	(17,188)
Cash flows, Between 1 and 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(36,821)	(69,890)
After 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	¥ (80,819)	¥ (123,080)